Merger - Summary of Proforma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition, Pro Forma Information [Abstract]
Net interest income	$ 7,381	$ 13,737	$ 28,075	$ 23,392
Non-interest income	803	1,483	2,551	2,403
Net income (loss)	$ 2,280	$ 6,502	$ 8,159	$ 4,387
Basic earnings (loss) per common share	$ 0.23	$ 0.66	$ 0.83	$ 0.47
Diluted earnings (loss) per common share	$ 0.22	$ 0.64	$ 0.8	$ 0.46